FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2012
Contingent Consideration in Connection with Acquisition of Clickpro

The Group’s financial instrument measured at fair value on a recurring basis is related to the contingent consideration in connection with the acquisition of Clickpro, as presented in the following table.

	Liabilities at carrying values	Total fair value	Active market for identical liabilities (Level 1)	Other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
As of December 31, 2012
Liabilities—Contingent acquisition consideration payable	2,237	2,237	—	—	2,237

Movement of Balances of Group's Contingent Consideration Measured at Fair Value with Level 3 Inputs on Recurring Basis

The following table summarized the movement of the balances of the Group’s contingent consideration measured at fair value with level 3 inputs on a recurring basis:

Balance at December 31, 2010	—
Contingent consideration payable recorded in connection with acquisition of Clickpro (Note 3)	3,297
Balance at December 31, 2011	3,297
Amounts with contingency resolved	(474)
Changes in fair value	(654)
Exchange difference	68

Balance at December 31, 2012	2,237